Consolidated Balance Sheets - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 7,000,824	$ 13,972,659
Restricted cash	122,707	0
Amounts receivable	200,342	338,715
Inventory	0	132,473
Prepaid expenses	291,621	154,757
Total current assets	7,615,494	14,598,604
Property and equipment	859,386	1,005,760
Deferred development costs - net of accumulated amortization of $105,375 (2021 - $nil)	6,217,153	4,463,748
Investment in and loan to Merit Functional Foods Corporation	13,402,774	16,401,703
Goodwill	1,254,930	1,254,930
Total assets	29,349,737	37,724,745
Current liabilities
Accounts payable and accrued liabilities	906,651	1,418,049
Lease liability	14,397	28,431
Deferred revenue	122,707	0
Total current liabilities	1,043,755	1,446,480
Lease liability	58,742	5,266
Total liabilities	1,102,497	1,451,746
SHAREHOLDERS’ EQUITY
Capital stock	114,566,577	114,106,836
Contributed surplus	15,863,592	14,058,654
Options	7,041,049	6,490,537
Restricted share units	12,078	0
Warrants	0	594,621
Deficit	(109,236,056)	(98,977,649)
Total equity	28,247,240	36,272,999
Total equity and liabilities	$ 29,349,737	$ 37,724,745